OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
Six months ended June 30, 2026:

	Israel	Germany	Adjustments	Total

Revenue	$7,313	$8,955	$-	$16,268

Segment loss	$(2,040)	$(271)	$-	$(2,311)

Unallocated corporate expenses			$(1,455)	$(1,455)

Total operating loss				$(3,766)

Depreciation and amortization	$935	$114	$-	$1,049

Six months ended June 30, 2025:

	Israel	Germany	Adjustments	Total

Revenue	$10,689	$14,507	$-	$25,196

Segment profit	$738	$612	$-	$1,350

Unallocated corporate expenses			$(1,542)	$(1,542)

Total operating loss				$(192)

Depreciation and amortization	$862	$72	$-	$934